REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2014
REGULATORY CAPITAL [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	June 30, 2014
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,490	29.52%	$31,015	28.20%
To Be Well Capitalized	11,005	10.0	10,997	10.0
For Capital Adequacy Purposes	8,804	8.0	8,798	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,208	29.27%	$30,733	27.95%
To Be Well Capitalized	6,603	6.0	6,598	6.0
For Capital Adequacy Purposes	4,402	4.0	4,399	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,208	10.17%	$30,733	9.71%
To Be Well Capitalized	15,830	5.0	15,826	5.0
For Capital Adequacy Purposes	12,664	4.0	12,660	4.0

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0